Discontinued operations - Results, and major classes of assets and liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Results for the year
Revenue	$ 11,116,013	$ 21,671,391
Operating profit/(loss)	13,419,296	(55,969,879)
Other expenses	(2,305,274)	(1,906,995)
Other income	16,767,714	4,649
Profit/(loss) for the period	2,077,468	(161,619,569)
ASSETS
Property and equipment	872,685		$ 1,270,838
Right-of-use assets	587,109		815,646
Trade and other receivables	5,952,470		14,815,432
Prepaid expenses and other current assets	2,584,667		3,298,377
Cash and cash equivalents	918,524	19,304,380	2,696,276	$ 9,529,723
Total assets	34,653,123		57,462,556
LIABILITIES
Accounts payable, accruals and other payables	14,917,098		33,418,502
Liabilities directly associated with assets classified as held for sale			443,698
Total liabilities	29,616,554		54,833,363
Exchange differences on translation of foreign operations	(11,500,743)		(4,347,257)
Disposal of a subsidiary	1,152,077
Reserve of disposal group classified as held for sale	3,715,263		$ (492,474)
Discontinued operations
Results for the year
Revenue	8,979,980
Expenses	(10,446,805)
Operating profit/(loss)	(1,466,825)
Other income	30,779
Profit/(loss) for the period	(1,436,046)
ASSETS
Intangible assets	10,534,278
Trade and other receivables	2,557,797
Cash and cash equivalents	437,922
Total assets	13,529,996
LIABILITIES
Provision for employees' end of service benefits	305,462
Lease liability	111,355
Accounts payable, accruals and other payables	3,613,179
Total liabilities	4,029,996
Net assets directly associated with assets classified as held for sale	9,500,000
Disposal adjustment	(209,468)
Exchange differences on translation of foreign operations	2,554,409
Reserve of disposal group classified as held for sale	2,344,941
Assets and liabilities classified as held for sale | Discontinued operations
Results for the year
Revenue	8,979,980	19,339,512
Expenses	(10,525,774)	(24,904,693)
Operating profit/(loss)	(1,545,794)	(5,565,181)
Finance income/(costs)	166	(249,017)
Other expenses		(12,978,252)
Other income	33,811	3,201,107
Deferred tax gains		(49,092)
Profit/(loss) for the period	(1,511,817)	(15,640,435)
ASSETS
Intangible assets	10,534,278
Trade and other receivables	2,557,797
Cash and cash equivalents	541,756
Total assets	13,633,830
LIABILITIES
Borrowings	1,275,768
Provision for employees' end of service benefits	305,462
Lease liability	111,355
Accounts payable, accruals and other payables	7,473,643
Total liabilities	9,166,228
Net assets directly associated with assets classified as held for sale	4,467,602
Amounts included in accumulated OCI	(492,474)
Disposal adjustment	(209,468)
Exchange differences on translation of foreign operations	2,359,340
Disposal of a subsidiary	2,057,865
Reserve of disposal group classified as held for sale	3,715,263
Volt Line BV | Discontinued operations
Results for the year
Revenue		743,030
Expenses		(655,538)
Operating profit/(loss)		87,492
Finance income/(costs)		(36,037)
Other expenses		(470,247)
Other income		2,689,396
Profit/(loss) for the period		2,270,604
LIABILITIES
Amounts included in accumulated OCI	(103,808)
Disposal of a subsidiary	103,808
Swvl Pakistan (Private) Ltd. | Discontinued operations
Results for the year
Revenue		9,716,638
Expenses		(14,692,773)
Operating profit/(loss)		(4,976,135)
Finance income/(costs)		(4,847)
Other expenses		(3,126,094)
Profit/(loss) for the period		(8,107,076)
LIABILITIES
Amounts included in accumulated OCI	(1,591,067)
Exchange differences on translation of foreign operations	(425,973)
Disposal of a subsidiary	2,017,040
Shotl Transportation, S.L. | Discontinued operations
Results for the year
Revenue		551,132
Expenses		(7,766)
Operating profit/(loss)		543,366
Finance income/(costs)		(11,774)
Other expenses		(1,341,489)
Other income		41,334
Profit/(loss) for the period		(768,563)
LIABILITIES
Amounts included in accumulated OCI	51,126
Exchange differences on translation of foreign operations	11,857
Disposal of a subsidiary	(62,983)
Swvl NBO Limited | Discontinued operations
Results for the year
Expenses	(10,843)
Operating profit/(loss)	(10,843)
Finance income/(costs)		745
Other expenses		(218,598)
Other income	3,032
Profit/(loss) for the period	(7,811)	(217,853)
ASSETS
Cash and cash equivalents	7,299
Total assets	7,299
LIABILITIES
Accounts payable, accruals and other payables	44,985
Total liabilities	44,985
Net assets directly associated with assets classified as held for sale	(37,686)
Amounts included in accumulated OCI	(96,895)
Exchange differences on translation of foreign operations	(83,762)
Reserve of disposal group classified as held for sale	(180,657)
Swvl Technologies Ltd. | Discontinued operations
Results for the year
Revenue		2,091,455
Expenses	(68,126)	(2,963,483)
Operating profit/(loss)	(68,126)	(872,028)
Finance income/(costs)	166	(23,899)
Other expenses		(3,207,020)
Profit/(loss) for the period	(67,960)	(4,102,947)
ASSETS
Cash and cash equivalents	9,638
Total assets	9,638
LIABILITIES
Accounts payable, accruals and other payables	378,040
Total liabilities	378,040
Net assets directly associated with assets classified as held for sale	(368,402)
Amounts included in accumulated OCI	187,121
Exchange differences on translation of foreign operations	99,929
Reserve of disposal group classified as held for sale	287,050
Smart Way Transportation LLC | Discontinued operations
Results for the year
Revenue		1,651,022
Expenses		(1,604,089)
Operating profit/(loss)		46,933
Finance income/(costs)		(1,083)
Other expenses		(1,326,709)
Profit/(loss) for the period		(1,280,859)
ASSETS
Cash and cash equivalents	84,834
Total assets	84,834
LIABILITIES
Accounts payable, accruals and other payables	460,567
Total liabilities	460,567
Net assets directly associated with assets classified as held for sale	(375,733)
Exchange differences on translation of foreign operations	13,268
Reserve of disposal group classified as held for sale	13,268
Swvl My For Information Technology SDN BHD | Discontinued operations
Results for the year
Revenue		1,683
Expenses		(1,530)
Operating profit/(loss)		153
Other expenses		(17,905)
Profit/(loss) for the period		(17,752)
ASSETS
Cash and cash equivalents	2,063
Total assets	2,063
LIABILITIES
Accounts payable, accruals and other payables	12,154
Total liabilities	12,154
Net assets directly associated with assets classified as held for sale	(10,091)
Amounts included in accumulated OCI	5,912
Exchange differences on translation of foreign operations	600
Reserve of disposal group classified as held for sale	6,512
Viapool Inc | Discontinued operations
Results for the year
Revenue		4,381,631
Expenses		(4,932,666)
Operating profit/(loss)		(551,035)
Finance income/(costs)		(15,099)
Other expenses		(2,518,149)
Other income		35
Deferred tax gains		(49,092)
Profit/(loss) for the period		(3,133,340)
LIABILITIES
Accounts payable, accruals and other payables	1,870,187
Total liabilities	1,870,187
Net assets directly associated with assets classified as held for sale	(1,870,187)
Amounts included in accumulated OCI	420,034
Exchange differences on translation of foreign operations	224,785
Reserve of disposal group classified as held for sale	644,819
Swvl Germany GmbH | Discontinued operations
Results for the year
Revenue		202,921
Expenses		(46,848)
Operating profit/(loss)		156,073
Finance income/(costs)		(157,023)
Other expenses		(752,041)
Other income		470,342
Profit/(loss) for the period		$ (282,649)
LIABILITIES
Borrowings	1,275,768
Accounts payable, accruals and other payables	1,094,531
Total liabilities	2,370,299
Net assets directly associated with assets classified as held for sale	(2,370,299)
Amounts included in accumulated OCI	635,103
Exchange differences on translation of foreign operations	(35,773)
Reserve of disposal group classified as held for sale	$ 599,330